STOCKHOLDERS DEFICIT (Tables)	12 Months Ended
Apr. 30, 2017
Changes In Stockholders Equity Deficit Tables
Summary of stock option activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2015	2,000,000	$0.35	6.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2016	2,000,000	$0.35	5.85

Granted	-	-
Canceled / Expired	-	-
Exercised	-	-

Outstanding, April 30, 2017	2,000,000	$0.35	4.85

Summary of warrant activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2015	564,000	$ 0..25	0.50

Granted	11,512,170	$0.01
Canceled / Expired	(554,000)	$0.26
Exercised	-	-

Outstanding and exercisable, April 30, 2016	11,522,170	$0.01	5.91

Granted	383,739,041	$0.01
Canceled / Expired	-
Exercised	-	-

Outstanding and exercisable, April 30, 2017	395,261,211	$0.01	4.90